UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 1998 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 1999.

Report for the Calendar Year or Quarter Ended:  December 31, 1998

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      August 19,1999
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   29508


List of Other Included Managers: NONE

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


                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

AGNICO EAGLE MINES LTD         COMM STK         008474108     1650   400000 SH       SOLE               0        0   400000
CHILDTIME LEARNING CENTERS     COMM STK         168820108       29     2000 SH       SOLE               0        0     2000
CORNING INC                    COMM STK         219350105     6584   146300 SH       SOLE           58100        0    88200
EDO CORP                       COMM STK         281347104     1675   200000 SH       SOLE               0        0   200000
EQUIFAX INC                    COMM STK         294429105    11672   341400 SH       SOLE            5400        0   336000
HUB GROUP INC CL               COMM STK         443320106     3268   166500 SH       SOLE           29600        0   136900
KILROY RLTY CORP               COMM STK         49427F108     1242    54000 SH       SOLE           29000        0    25000
MAPICS INC                     COMM STK         564910107     1272    76200 SH       SOLE           20200        0    50400
OHM CORP                       CONV BND         670839AA7       27    30000 PRN      SOLE               0        0    30000
TOWER REALTY TR INC            COMM STK         89185E109      215    10700 SH       SOLE            1700        0     9000
VIROPHARMA INC                 COMM STK         928241108     1874   204000 SH       SOLE           80100        0   123900

        >